Note 16 - Stock-based Compensation (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended			12 Months Ended	1 Months Ended
	Feb. 28, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2014	Oct. 31, 2012	Sep. 30, 2012	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Warrants Issued [Member]	Dec. 31, 2012 Warrants Issued [Member]	Dec. 31, 2013 Warrants To Non Employees [Member]	Dec. 31, 2012 Warrants To Non Employees [Member]	Feb. 28, 2014 Restricted Stock [Member]	Mar. 31, 2014 Warrant [Member] Directors, Officers and Service Providers [Member]	Mar. 31, 2014 Warrant [Member] Minimum [Member] Directors, Officers and Service Providers [Member]	Mar. 31, 2014 Warrant [Member] Maximum [Member] Directors, Officers and Service Providers [Member]	Dec. 31, 2013 Key Employees and Directors [Member]	Jun. 30, 2009 Director [Member]	Mar. 31, 2014 Directors, Officers and Service Providers [Member]	Mar. 31, 2014 Minimum [Member] Directors, Officers and Service Providers [Member]	Mar. 31, 2014 Maximum [Member] Directors, Officers and Service Providers [Member]
Note 16 - Stock-based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)		3,660,000	1,487,111
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		4,500,000	4,500,000			4,500,000	2,897,111
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		25,000		250,000,000,000															1,410,000	500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit (in Dollars per share)			$ 0.77
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit (in Dollars per share)			$ 2.11
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years						10 years								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years						4 years							15 years	20 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)		$ 0.38							$ 0.77								$ 0.21	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%							0.00%			0.00%				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		117.00%							96.00%			110.00%				117.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.70%							0.89%		0.33%					1.75%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 3 months							6 years			3 years				5 years 9 months
Allocated Share-based Compensation Expense (in Dollars)		$ 145,000						$ 36,000	$ 161,000				$ 6,000	$ 1,000		$ 129,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)		$ 984,000	$ 54,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years	1 year 73 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 0.53
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)					60,000					25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 0.38		$ 0.77
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					5,520,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																						0.21	0.35